Fair Value Measurements (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Change in fair value of derivative warrant liabilities	$ (0.8)	$ 2,200,000	$ 5,400,000	$ 8,900,000
Operation statement description					For the year ended December 31, 2021 and the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from a change in the fair value of liabilities of approximately $12.2 million and $(3.5) million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.